CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 1,214,449	$ 1,837,185
Restricted cash and cash equivalents	303,370	297,022
Short-term deposits	2,360,545	1,604,198
Restricted short-term deposits	47,741	285
Short-term investments	362,640	946,543
Accounts receivable, net of allowance of US$12,426 and US$16,117 as of December 31, 2021 and 2022, respectively	117,927	114,372
Amounts due from related parties, net of allowance of US$476 and US$5 as of December 31, 2021 and 2022, respectively	1,794	56,984
Financing receivables, net of allowance of US$20,317 and US$18,556 as of December 31, 2021 and 2022, respectively	0	0
Prepayments and other current assets, net of allowance of US$14,444 and US$13,141 as of December 31, 2021 and 2022, respectively	236,183	213,733
Total current assets	4,644,649	5,070,322
Non-current assets
Investments	660,404	1,022,455
Property and equipment, net	343,201	365,392
Land use rights, net	330,005	370,052
Intangible assets, net	398,300	312,082
Right-of-use assets, net	33,196	16,565
Goodwill	2,649,307	1,958,263
Other non-current assets	12,591	4,881
Total non-current assets	4,427,004	4,049,690
Total assets	9,071,653	9,120,012
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company of US$173,347 and US$187,175 as of December 31, 2021 and 2022, respectively)
Accounts payable	56,000	18,011
Deferred revenue	86,014	60,910
Advances from customers	3,532	3,426
Income taxes payable	78,103	65,738
Accrued liabilities and other current liabilities	2,360,002	2,345,838
Amounts due to related parties	3,225	6,931
Lease liabilities due within one year	12,451	11,041
Short-term loans	37,270	0
Convertible bonds	435,087	0
Total current liabilities	3,071,684	2,511,895
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the Company of US$22,422 and US$20,164 as of December 31, 2021 and 2022, respectively)
Convertible bonds	401,173	924,077
Lease liabilities	21,601	5,734
Deferred revenue	9,765	6,422
Deferred tax liabilities	64,262	36,214
Other non-current liabilities	436	7,372
Total non-current liabilities	497,237	979,819
Total liabilities	3,568,921	3,491,714
Commitments and contingencies (Note 30)
Mezzanine equity	91,366	65,833
Shareholders' equity
Treasury Shares (US$0.00001 par value; 171,504,159 and 251,663,436 shares held as of December 31, 2021 and December 31, 2022, respectively)	(655,141)	(526,724)
Additional paid-in capital	3,277,978	3,246,523
Statutory reserves	32,536	26,804
Retained earnings	2,685,063	2,712,534
Accumulated other comprehensive income (loss)	(162,235)	69,175
Total JOYY Inc.'s shareholders' equity	5,178,217	5,528,328
Non-controlling interests	233,149	34,137
Total shareholders' equity	5,411,366	5,562,465
Total liabilities, mezzanine equity and shareholders' equity	9,071,653	9,120,012
Class A common shares
Shareholders' equity
Common shares	13	13
Class B common shares
Shareholders' equity
Common shares	$ 3	$ 3